Performance Management	Jan. 27, 2026
VELA Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of the Russell 3000® Total Return Index, a broad-based securities index and the Russell 2000® Total Return Index, an additional index with characteristics relevant to the fund. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.velafunds.com or by calling 1-833-399-1001.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Bar Chart [Heading]	Class I Annual Total Returns – Year Ended 12/31
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown on the bar chart, the fund’s highest total return for a quarter was 22.48% (quarter ended March 31, 2021) and the fund’s lowest total return for a quarter was -11.02% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	the fund’s highest total return for a quarter
Highest Quarterly Return	22.48%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	the fund’s lowest total return for a quarter
Lowest Quarterly Return	(11.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Inception Date of Class	One Year	Five Year	Life of Fund
Class I Return Before Taxes	9/30/20	8.13%	10.61%	15.41%
Return After Taxes on Distributions		7.87%	10.43%	15.22%
Return After Taxes on Distributions and Sale of Fund Shares		5.00%	8.42%	12.46%
Class A Return Before Taxes	9/30/20	7.83%	10.35%	15.12%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)		17.15%	13.15%	15.45%
Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)		12.81%	6.09%	11.43%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]	You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Availability Website Address [Text]	www.velafunds.com
Performance Availability Phone [Text]	1-833-399-1001
VELA Large Cap Plus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of the Russell 3000® Total Return Index, a broad-based securities index and the Russell 1000® Total Return Index, an additional index with characteristics relevant to the fund. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.velafunds.com or by calling 1-833-399-1001.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Bar Chart [Heading]	Class I Annual Total Returns – Year Ended 12/31
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown on the bar chart, the fund’s highest total return for a quarter was 12.84% (quarter ended March 31, 2021) and the fund’s lowest total return for a quarter was -9.83% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	the fund’s highest total return for a quarter
Highest Quarterly Return	12.84%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	the fund’s lowest total return for a quarter
Lowest Quarterly Return	(9.83%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return as of 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Inception Date of Class	One Year	Five Year	Life of Fund
Class I Return Before Taxes	9/30/20	9.44%	11.50%	13.99%
Return After Taxes on Distributions		7.68%	10.69%	13.19%
Return After Taxes on Distributions and Sale of Fund Shares		6.79%	9.12%	11.23%
Class A Return Before Taxes	9/30/20	9.09%	11.23%	13.71%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)		17.15%	13.15%	15.45%
Russell 1000® Total Return Index (reflects no deduction for fees, expenses or taxes)		17.37%	13.59%	15.69%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]	You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Availability Website Address [Text]	www.velafunds.com
Performance Availability Phone [Text]	1-833-399-1001
VELA International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of the MSCI World ex USA Index, a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.velafunds.com or by calling 1-833-399-1001.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of the MSCI World ex USA Index, a broad-based securities index.
Bar Chart [Heading]	Class I Annual Total Returns – Year Ended 12/31
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown on the bar chart, the fund’s highest total return for a quarter was 18.81% (quarter ended December 31, 2022) and the fund’s lowest total return for a quarter was -11.15% (quarter ended September 30, 2022).

Highest Quarterly Return, Label [Optional Text]	the fund’s highest total return for a quarter
Highest Quarterly Return	18.81%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	the fund’s lowest total return for a quarter
Lowest Quarterly Return	(11.15%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Return as of 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Inception Date of Class	One Year	Five Year	Life of Fund
Class I Return Before Taxes	9/30/20	30.96%	9.46%	12.16%
Return After Taxes on Distributions		28.92%	8.92%	11.64%
Return After Taxes on Distributions and Sale of Fund Shares		20.23%	7.65%	9.91%
Class A Return Before Taxes	9/30/20	30.63%	9.16%	11.85%
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)		31.85%	9.46%	12.09%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]	You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Availability Website Address [Text]	www.velafunds.com
Performance Availability Phone [Text]	1-833-399-1001
VELA Income Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of the Russell 3000® Total Return Index, a broad-based securities index and the 50% Russell 3000® Total Return Index /50% Bloomberg U.S. Aggregate Bond Index, an additional index with characteristics relevant to the fund. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.velafunds.com or by calling 1-833-399-1001.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time and shows that fund performance can change from year to year.
Bar Chart [Heading]	Class I Annual Total Returns – Year Ended 12/31
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown on the bar chart, the fund’s highest total return for a quarter was 7.34% (quarter ended December 31, 2023) and the fund’s lowest total return for a quarter was -3.57% (quarter ended September 30, 2023).

Highest Quarterly Return, Label [Optional Text]	the fund’s highest total return for a quarter
Highest Quarterly Return	7.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the fund’s lowest total return for a quarter
Lowest Quarterly Return	(3.57%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Return as of 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Inception Date of Class	One Year	Life of Fund
Class I Return Before Taxes	3/31/22	7.69%	3.12%
Return After Taxes on Distributions		6.25%	2.09%
Return After Taxes on Distributions and Sale of Fund Shares		4.82%	2.12%
Class A Return Before Taxes	3/31/22	7.43%	2.85%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)		17.15%	12.54%
50% Russell 3000® Total Return Index/50% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		12.30%	7.14%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]	You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Availability Website Address [Text]	www.velafunds.com
Performance Availability Phone [Text]	1-833-399-1001
VELA Short Duration Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of the Bloomberg U.S. Aggregate Bond Index, a broad based securities index and the Bloomberg 1-3 Year US Government/Credit Index, an additional index with characteristics relevant to the fund. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.velafunds.com or by calling 1-833-399-1001.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time and shows that fund performance can change from year to year.
Bar Chart [Heading]	Class I Annual Total Returns – Year Ended 12/31
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown on the bar chart, the fund’s highest total return for a quarter was 2.23% (quarter ended September 30, 2024) and the fund’s lowest total return for a quarter was 0.60% (quarter ended December 31, 2024).

Highest Quarterly Return, Label [Optional Text]	the fund’s highest total return for a quarter
Highest Quarterly Return	2.23%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	the fund’s lowest total return for a quarter
Lowest Quarterly Return	0.60%
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Return as of 12/31/25
Performance Table Narrative

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Inception Date of Class	One Year	Life of Fund
Class I Return Before Taxes	12/15/23	5.51%	5.35%
Return After Taxes on Distributions		3.61%	3.39%
Return After Taxes on Distributions and Sale of Fund Shares		3.24%	3.25%
Class A Return Before Taxes	12/15/23	5.25%	4.80%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.30%	4.46%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)		5.35%	4.98%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]	You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Performance Availability Website Address [Text]	www.velafunds.com
Performance Availability Phone [Text]	1-833-399-1001
VELA Small-Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information for the fund has been omitted because the fund had not commenced investment operations as of the date of this Prospectus. Once the fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s return based on net assets and comparing the variability of the fund’s return to a broad measure of market performance.

Performance One Year or Less [Text]	Performance information for the fund has been omitted because the fund had not commenced investment operations as of the date of this Prospectus. Once the fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s return based on net assets and comparing the variability of the fund’s return to a broad measure of market performance.